Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (Tables) [Abstract]
Computation of basic and diluted earnings per share

	Year Ended December 31,
	2010	2009	2008
Numerator for basic and diluted earnings per share — net income attributable to common stockholders	$106,882	$171,190	$260,098

Denominator for basic earnings per share — weighted average shares	127,656	114,207	93,732
Effect of dilutive securities:
Employee stock options	125	—	82
Non-vested restricted shares	420	405	443
Convertible senior unsecured notes	7	—	52

Dilutive potential common shares	552	405	577
Denominator for diluted earnings per share — adjusted weighted average shares	128,208	114,612	94,309

Basic earnings per share	$0.84	$1.50	$2.77

Diluted earnings per share	$0.83	$1.49	$2.76